Additional capital disclosures (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Capital Structure
The capital structure as at March 31, 2021 and 2022 was as follows:

	As at March 31,
	2021		2022		% Change
Equity attributable to the equity shareholders of the Company	₹	553,095	₹	658,158	19.0%

As percentage of total capital		84%		79%
Current loans, borrowings and bank overdrafts		75,874		95,233
Non-current long-term loans and borrowings		7,458		56,463
Lease liabilities		21,182		24,233

Total loans, borrowings and bank overdrafts and lease liabilities	₹	104,514	₹	175,929	68.3%
As percentage of total capital		16%		21%

Total capital	₹	657,609	₹	834,087	26.8%